LONG-TERM DEBT AND FINANCING ARRANGEMENTS - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended					12 Months Ended				9 Months Ended								12 Months Ended	0 Months Ended	2 Months Ended	12 Months Ended							2 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended						1 Months Ended			12 Months Ended	1 Months Ended								1 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 28, 2013	Dec. 31, 2013	Nov. 30, 2010	Aug. 31, 2012	Sep. 28, 2013	Sep. 29, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Nov. 03, 2010	Dec. 28, 2013 Common Stock	Dec. 29, 2012 Convertible Preferred Units	Jan. 01, 2011 Convertible Preferred Units	Nov. 30, 2010 Convertible Preferred Units	Sep. 29, 2012 BondHedge	Dec. 28, 2013 Maximum	Dec. 29, 2012 Maximum	Nov. 30, 2010 Maximum	Dec. 28, 2013 Maximum Convertible Preferred Units	Dec. 28, 2013 Minimum	Dec. 29, 2012 Minimum	Nov. 30, 2010 Minimum	Dec. 28, 2013 Minimum Common Stock	Dec. 28, 2013 Purchase accounting FV adjustments	Aug. 31, 2012 Purchase accounting FV adjustments	Dec. 28, 2013 Gain (Loss) on Derivative [Domain]	Sep. 28, 2013 New Credit Facility	Sep. 28, 2013 Committed Credit Facility	Sep. 28, 2013 Old Credit Facility	Dec. 28, 2013 Line of Credit	Dec. 29, 2012 Line of Credit	Dec. 29, 2012 Letter of Credit [Member]	Sep. 29, 2012 Number of stock warrants	Dec. 28, 2013 Number of stock warrants	Dec. 29, 2012 Number of stock warrants	Dec. 31, 2011 Number of stock warrants	Jan. 24, 2014 senior notes due 2016 [Member]	Dec. 24, 2013 senior notes due 2016 [Member]	Nov. 30, 2012 Notes payable due 2022	Dec. 28, 2013 Notes payable due 2022	Dec. 29, 2012 Notes payable due 2022	Aug. 31, 2012 Notes payable due 2013	Aug. 31, 2012 Notes payable due 2014	Aug. 31, 2012 Notes payable due 2014	Jul. 31, 2012 Notes payable due 2052 (junior subordinated) deferral_period	Dec. 28, 2013 Notes payable due 2052 (junior subordinated)	Dec. 29, 2012 Notes payable due 2052 (junior subordinated)	Dec. 29, 2012 Convertible notes payable due in 2012	Nov. 30, 2011 Notes payable due 2021	Dec. 28, 2013 Notes payable due 2021	Dec. 29, 2012 Notes payable due 2021	Dec. 28, 2013 Notes payable due 2021 Fixed to Floating Interest Rate Swap	Dec. 28, 2013 Notes payable due 2040	Dec. 29, 2012 Notes payable due 2040	Dec. 28, 2013 Notes payable due 2016	Dec. 29, 2012 Notes payable due 2016	Dec. 31, 2013 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 31, 2018 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 28, 2013 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 29, 2012 Notes 5 Point 75 Percent due 2053 [Member]	Dec. 28, 2013 Notes payable due 2028	Dec. 29, 2012 Notes payable due 2028	Dec. 28, 2013 Notes payable due 2028 Fixed to Floating Interest Rate Swap	Dec. 28, 2013 Notes Payable Maturities 2040 [Domain] Fixed to Floating Interest Rate Swap	Nov. 30, 2010 Notes payable due in 2018 (junior subordinated)	Dec. 31, 2013 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 28, 2013 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 29, 2012 Notes 2 Point 25 Percent due 2018 [Member]	Nov. 30, 2010 Notes payable due 2045 (subordinated)	Dec. 28, 2013 Convertible notes payable due in 2018 (subordinated)	Dec. 29, 2012 Convertible notes payable due in 2018 (subordinated)	Jan. 01, 2011 Convertible notes payable due in 2018 (subordinated)	Nov. 30, 2010 Convertible notes payable due in 2018 (subordinated)	Dec. 28, 2013 Cash and Cash Equivalents [Member]
Debt Instrument [Line Items]
Principal amount of long-term debt maturing in year one	$ 7,900,000						$ 7,900,000
Principal amount of long-term debt maturing in year two	5,400,000						5,400,000
Principal amount of long-term debt maturing in year three	4,000,000						4,000,000
Principal amount of long-term debt maturing in year four	3,300,000						3,300,000
Principal amount of long-term debt maturing in year five	979,800,000						979,800,000
Principal amount of long-term debt maturing after year five	2,912,300,000						2,912,300,000
Debt, fair value adjustment	15,300,000						15,300,000																																														32,000,000											15,300,000
Fair value adjustment and unamortized gain termination of swap	118,700,000						118,700,000																																														14,500,000											17,600,000	0
Interest paid							173,000,000	167,000,000	135,400,000
Repayments of Long-term Debt							302,200,000	1,422,300,000	403,200,000																													342,800,000	351,800,000
Long-term debt, face amount								320,000,000																																800,000,000			250,000,000	350,000,000	300,000,000					400,000,000						300,000,000								150,000,000	400,000,000								632,500,000
Long-term debt, interest rate										4.25%																														2.90%	2.90%	2.90%	6.15%	8.95%	4.75%	5.75%	5.75%	5.75%		3.40%	3.40%	3.40%		5.20%	5.20%	5.75%	5.75%		4.304%	5.75%	5.75%	7.05%	7.05%					2.25%	2.25%		4.25%	4.25%	4.25%
Proceeds from debt issuance							726,700,000	1,523,500,000	421,000,000																															793,900,000						729,400,000				397,000,000								392,000,000								613,500,000	334,700,000					632,500,000
Unamortized debt discount																																								700,000										400,000			300,000												0
Debt issuance costs																																								5,400,000						20,600,000				2,600,000								8,000,000
Long-term debt, repurchase price as a percent of principal amount																																								101.00%										101.00%										100.00%
Payments of debt extinguishment costs				91,000,000			42,800,000	91,000,000	0																																																																		51,800,000
additional deposit made to trustee for debt repayment							9,000,000
Loss on debt extinguishment	(42,800,000)			45,500,000			20,600,000	45,500,000	0																(11,900,000)	(35,000,000)	(2,200,000)
Unrealized Gain (Loss) on Derivatives	8,100,000			10,500,000
Junior subordinated notes																																														750,000,000
Number of consecutive deferral periods																																														5
Threshold percentage of principal plus accrued interest for redemption																																														100.00%
Conversion of convertible securities (in shares)								640,018								640,772
Conversion rate of convertible notes based on common shares (USD per $1,000 note)																																																	15.6666
Conversion price (USD per share)													$ 73.64	$ 75.00	$ 75																																		$ 63.83
Market value of common stock (USD per share)						$ 73.24
Conversion of convertible securities, aggregate effect on common shares (in shares)						754
Antidilutive securities excluded from the computation of EPS (in shares)							0	0	8,458,000																									4,938,624	0	3,419,000	4,939,000
Long-term debt, maturing date																																																		Dec. 01, 2021
Long-term debt, including current maturities	3,809,300,000						3,809,300,000	3,536,900,000																																	799,400,000	799,300,000					750,000,000	750,000,000			382,200,000	417,100,000		317,400,000	404,400,000	0	326,800,000			400,000,000	0	147,700,000	169,600,000					345,000,000	0		632,500,000	632,500,000		632,500,000
Repayment of assumed short-term borrowings								19,000,000	199,400,000
Commercial Paper and Credit Facilities [Abstract]
Commercial paper program, total amount	2,000,000,000						2,000,000,000
Line of credit borrowing capacity								2,400,000,000																					1,200,000,000	1,000,000,000		373,500,000
Line of Credit Facility, Current Borrowing Capacity																												1,500,000,000
Line of credit facility, foreign currency sublimit																													250,000,000
Line of credit facility, commited borrowing capacity																													500,000,000
Short-term Debt, Terms					one year
Commercial Paper Maximum Borrowing Capacity					2,000,000,000
Line of credit, foreign currency sublimit																													400,000,000
Line of credit facility, available borrowing capacity																																258,200,000
Short-term credit lines	392,700,000						392,700,000	1,100,000																								24,700,000	115,300,000
Commercial Paper Amount Outstanding	368.0						368.0	0
Weighted average interest rates on short-term borrowings																															0.30%	0.40%
Equity Unit Shares Issuable Upon Conversion																																																																			3,450,000
Common Stock, Par or Stated Value Per Share	$ 2.5						$ 2.5	$ 2.5																																																												$ 100
Equity Units Conversion Rate Number Of Common Stock Shares												1.0122												1.0122
Convertible Preferred Units [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion																																																																		6,325,000					6,100,000.0	6,325,000
Preferred stock units, stated amount																																																																		$ 100
Conversion premium for convertible notes																																																																		10.00%		10.00%
Principal amount denominator																																																	1,000																	1,000		1,000
Share purchase requirement																																																																		1
Preferred stock dividend rate			4.75%										4.75%
Interest rate for the first five years of debt			5.902%
Repayments of subordinated debt																																																																						312,700,000
Improve the funded status of the U.S pension obligations			150,000,000
Call option, aggregate premium		9,700,000	50,300,000					50,300,000
Convertible preferred stock, liquidation preference													$ 100
Convertible preferred stock terms of conversion, percentage								85.00%
Convertible preferred stock terms of conversion, due to fundamental change, percentage								100.00%
Purchase contracts, annual contract adjustment payment	4.00%						4.00%	0.50%
Present value of the contract adjustment payments	40,200,000						40,200,000	14,900,000
Accretion expense							600,000	900,000
Purchase contracts, liability for contract adjustment payment amount								6,000,000
Convertible preferred stock, conversion rate (USD per share)													1.3579	1.3333	1.3333					1.2399
Convertible preferred stock, redemption price as a percent of liquidation preference													100.00%		100.00%
Observation period for price of common stock													20 days
Unamortized deferred issuance cost of notes								4,200,000
Duration of notice for remarketing event																																																																								15 days
Settlement period after trigger event																																																																								25 days
Business days for remarketing period																																																																								5 days
Leverage ratio								6.0
Interest expense recorded							160,400,000	144,200,000	140,400,000																																																											700,000			26,900,000
Adjusted strike price (USD per share)																	$ 112.91	$ 96.17	$ 97.95		$ 98.80	$ 73.64	$ 75.00
Stock exercise price per share percentage greater than closing price	40.00%						40.00%				60.00%
Common Stock, Shares, Issued	176,902,738						176,902,738	176,906,265									4.3				3.5
Proceeds from Issuance of Subordinated Long-term Debt							$ 345,000,000